Financial Instruments - Summary of Current Credit Risk Assessment Policies (Detail) - Credit risk [member]	12 Months Ended
Dec. 31, 2021
Write-off [member]
Disclosure of credit risk exposure [line items]
Description	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery
Basis for Recognizing Expected Credit Loss	Amount is written off
12-month expected credit losses [member] | Performing [member]
Disclosure of credit risk exposure [line items]
Description	Credit rating is investment grade on valuation date
Basis for Recognizing Expected Credit Loss	12 months expected credit loss
Lifetime expected credit losses [member] | Doubtful [member]
Disclosure of credit risk exposure [line items]
Description	Credit rating is non-investment grade on valuation date
Basis for Recognizing Expected Credit Loss	Lifetime expected credit loss-not credit impaired
Lifetime expected credit losses [member] | In default [member]
Disclosure of credit risk exposure [line items]
Description	Credit rating is CC or below on valuation date
Basis for Recognizing Expected Credit Loss	Lifetime expected credit loss-credit impaired
Minimum [Member] | 12-month expected credit losses [member] | Performing [member]
Disclosure of credit risk exposure [line items]
Expected Credit Loss Ratio	0.00%
Maximum [Member] | 12-month expected credit losses [member] | Performing [member]
Disclosure of credit risk exposure [line items]
Expected Credit Loss Ratio	0.10%